Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 12. EQUITY

Reorganization Agreement and Plan Share Exchange and Issuance of Shares

Preferred stock - The Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.0001 per share. As of June 30, 2025 and December 31, 2024, there were no shares of preferred stock issued and outstanding.

Common stock - The Company is authorized to issue 245,000,000 shares of common stock as of June 30, 2025 and 70,000,000 shares of common stock as of December 31, 2024 with a par value of $0.0001 per share. As of June 30, 2025 and December 31, 2024, there were 25,656,628 shares and 13,165,152 shares issued and 25,482,270 shares and 12,990,794 shares outstanding, respectively. Each share of Common Stock has one vote and has similar rights and obligations.

Share Issuances

The Company issued the following shares under the EPFA:

●	800,000 shares issued on January 22, 2025, at approximately $2.64 per share for an aggregate of $2,112,800.

●	15,000 shares issued on January 31, 2025, at approximately $2.67 per share for an aggregate of $40,042.

●	20,000 shares issued on February 25, 2025, at approximately $2.28 per share for an aggregate amount of $45,600.

●	523,257 shares issued during April 2025, at a weighted average price of approximately $0.82 per share for an aggregate amount of $429,849.

●	1,181,026 shares issued during May 2025, at a weighted average price of approximately $0.56 per share for an aggregate amount of $ $658,406.

●	9,827,193 shares issued during June 2025, at a weighted average price of approximately $0.52 per share for an aggregate amount of $5,127,096.

The Company also issued 125,000 shares on February 6, 2025. These shares were approved by the Board of Directors on January 14, 2025, related to work performed during 2024.

Amendment to Equity Purchase Facility Agreement

On May 5, 2025, the Company and the Investor entered into the Second Amendment and Restated Equity Purchase Facility Agreement (this “Agreement”).  This Agreement amends the Equity Purchase Facility Agreement dated December 6, 2024 (the “Original Agreement”), as amended and restated on February 21, 2025 (the “Existing Agreement”).

The Second A&R EPFA, among other things, removes the prohibition in the Existing EPFA from the Company selling shares to the Investor pursuant to an Advance Notice at a sales price below the Floor Price then in effect; however, the Company is still required to obtain the Investor’s consent prior to issuing an Advance Notice where the sales price is lower than 120% of the Floor Price then in effect. The Second A&R EPFA also removed the concept of the Minimum Acceptable Price (as defined in the Existing EPFA) and includes other conforming and administrative changes.

Warrants – As of June 30, 2025 and December 31, 2024, there are 5,750,000 Public Warrants and 230,750 Private Warrants outstanding. Each warrant allows the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share.

Also, on December 6, 2024, the Company and an institutional investor (the “Warrant Investor”) entered into a securities purchase agreement (the “Warrant Purchase Agreement”) pursuant to which the Company issued and sold to the Investor warrants to purchase up to $30,000,000 shares of Common Stock (the “Warrant Shares”) comprised of two tranches, (a) a warrant to purchase up to $10,000,000 shares of Common Stock (the “First Tranche Warrant”) and (b) a warrant to purchase up to $20,000,000 shares of Common Stock (the “Second Tranche Warrant” and together with the First Tranche Warrant, the “December PP Warrants”). The December PP Warrants may be exercised on any day on or after December 6, 2024, in whole or in part at an initial exercise price of $10.00 per share (the “Exercise Price”), subject to certain adjustments as provided in the applicable Warrant. The number of Warrant Shares issuable upon exercise of First Tranche Warrant is equal to the quotient of (i) the product of (x) $10 million minus any amount previously paid to exercise the Warrants and (y) multiplied by 110%, and (ii) divided by the Exercise Price then in effect. Currently, the number of Warrant Shares issuable upon exercise of the First Tranche Warrant is equal to 1,100,000, assuming an Exercise Price of $10. The number of Warrant Shares issuable upon exercise of Second Tranche Warrant is equal to 2,140,000, subject to certain adjustments.

The Company has analyzed the Public Warrants, Private Warrants, and December PP Warrants and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480 or ASC 815.

NOTE 12. EQUITY

Reorganization Agreement and Plan Share Exchange and Issuance of Shares

Preferred stock – The Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2024 and 2023, there were no shares of preferred stock issued and outstanding.

Common stock – The Company is authorized to issue 70,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2024, there were 13,165,152 shares issued and 12,990,794 shares outstanding. As of December 31, 2023, there were 6,421,829 shares of common stock issued and outstanding. Each share of Common Stock has one vote and has similar rights and obligations.

As a result of the Business Combination, the Company recognized stock-based compensation related to the sale of ROCL Founder Shares to certain ROCL initial stockholders and independent directors. The fair value of the 167,234 shares sold to the ROCL initial stockholders and independent directors was approximately $788,900, or $4.72 per share and was recorded in general and administrative expenses the consolidated statement of operations for the year ended December 31, 2024.

The Company recognized stock-based compensation related to the transfer of 550,000 ROCL Founder Shares to ATW pursuant to the Equity Purchase Facility Agreement. The fair value of the ROCL Founder Shares was approximately $5,181,000, or $9.42 per share and was recorded in debt discount in the consolidated balance sheet at December 31, 2024.

The Company recognized stock-based compensation related to the issuance of 575,000 shares of common stock of the combined company pursuant to the advisory agreement. The fair value of the advisory shares was approximately $5,681,000, or $9.88 per share and was recorded in general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2024.

Warrants – As part of ROCL’s initial public offering (“IPO”), ROCL issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (“the Public Warrants”). Simultaneously with the closing of the IPO, ROCL completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share (the “Private Warrants”). As of December 31, 2024, there are 5,750,000 Public Warrants and 230,750 Private Warrants outstanding.

Also, on December 6, 2024, the Company and an institutional investor (the “Warrant Investor”) entered into a securities purchase agreement (the “Warrant Purchase Agreement”) pursuant to which the Company issued and sold to the Investor warrants to purchase up to $30,000,000 shares of Common Stock (the “Warrant Shares”) comprised of two tranches, (a) a warrant to purchase up to $10,000,000 shares of Common Stock (the “First Tranche Warrant”) and (b) a warrant to purchase up to $20,000,000 shares of Common Stock (the “Second Tranche Warrant” and together with the First Tranche Warrant, the “ATW Warrants”). The ATW Warrants may be exercised on any day on or after December 6, 2024, in whole or in part at an initial exercise price of $10.00 per share (the “Exercise Price”), subject to certain adjustments as provided in the applicable Warrant. The number of Warrant Shares issuable upon exercise of First Tranche Warrant is equal to the quotient of (i) the product of (x) $10 million minus any amount previously paid to exercise the Warrants and (y) multiplied by 110%, and (ii) divided by the Exercise Price then in effect. Currently, the number of Warrant Shares issuable upon exercise of the First Tranche Warrant is equal to 1,100,000, assuming an Exercise Price of $10. The number of Warrant Shares issuable upon exercise of Second Tranche Warrant is equal to 2,140,000, subject to certain adjustments.

The Company has analyzed the Public Warrants, Private Warrants, and ATW Warrants and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480 or ASC 815.